Related party transactions (Details Textual)	12 Months Ended
Dec. 31, 2013 USD ($)
Green Briar Equity Group LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 175,000